Plant and Equipment	12 Months Ended
Jun. 30, 2023
Plant and Equipment [Abstract]
PLANT AND EQUIPMENT

7. PLANT AND EQUIPMENT

	Land and			Office equipment	Computer
Cost	building	Machinery	Motor vehicles	and furniture	software	Total
Balance, July 1, 2021	$630,000	$202,247	$242,582	$315,241	$201,735	$1,591,805
Additions	-	135,450	349,929	53,171	-	538,550
Disposals	-	(5,768)	(13,486)	(21,292)	(269)	(40,815)
Reclassifed among asset groups	-	76,426	-	(76,426)	-	-
Foreign currency translation impact	-	3	7	(4,330)	(7,692)	(12,012)
Balance, June 30, 2022	$630,000	$408,358	$579,032	$266,364	$193,774	$2,077,528
Additions	-	77,259	-	15,576	-	92,835
Disposals	-	-	-	(12,259)	(99,442)	(111,701)
Foreign currency translation impact	-	-	-	(2,406)	(817)	(3,223)
Balance, June 30, 2023	$630,000	$485,617	$579,032	$267,275	$93,515	$2,055,439

Accumulated depreciation and amortization
Balance, July 1, 2021	$-	$(72,071)	$(137,584)	$(135,591)	$(127,920)	$(473,166)
Depreciation	-	(44,169)	(66,854)	(38,907)	(24,077)	(174,007)
Disposals	-	2,602	5,869	15,502	230	24,203
Foreign currency translation impact	-	(2)	(3)	2,996	5,299	8,290
Balance, June 30, 2022	$-	$(113,640)	$(198,572)	$(156,000)	$(146,468)	$(614,680)
Depreciation	-	(57,272)	(98,338)	(35,170)	(22,751)	(213,531)
Disposals	-	-	-	12,259	99,442	111,701
Foreign currency translation impact	-	-	-	1,627	(717)	910
Balance, June 30, 2023	$-	$(170,912)	$(296,910)	$(177,284)	$(70,494)	$(715,600)

Carrying amount
Balance, June 30, 2022	$630,000	$294,718	$380,460	$110,364	$47,306	$1,462,848
Balance, June 30, 2023	$630,000	$314,705	$282,122	$89,991	$23,021	$1,339,839

During the year ended June 30, 2023, certain plant and equipment were disposed for proceeds of $nil (year ended June 30, 2022, $1,808) and loss of $nil (year ended June 30, 2022, loss of $14,804).